Invested Assets and Investment Income - Summary of Total Investment Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investment Expenses [line items]
Total investment expenses	$ 1,787	$ 1,748
Related to invested assets [Member]
Investment Expenses [line items]
Total investment expenses	649	617
Related to segregated, mutual and other funds [Member]
Investment Expenses [line items]
Total investment expenses	$ 1,138	$ 1,131